Earnings (loss) per share - Disclosure of Earnings (loss) per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Numerator of basic EPS	R$ 1,592,065	R$ (519,417)	R$ (1,358,813)
Weighted average number of outstanding shares	312,574,647	311,880,008	308,905,398
Weighted average number of contingently issuable shares with conditions satisfied	12,941	0	0
Denominator of basic EPS (in shares)	312,587,588	311,880,008	308,905,398
Basic Number Of Shares	312,587,588	311,880,008	308,905,398
Basic earnings per share (R$ per share)	R$ 5.09	R$ (1.67)	R$ (4.40)
Numerator of diluted EPS	R$ 1,513,003	R$ (519,417)	R$ (1,358,813)
Share-based payments (in shares)	6,679,569	0	0
Denominator of diluted EPS (in shares)	319,267,157	311,880,008	308,905,398
Diluted earnings per share (R$ per share)	R$ 4.74	R$ (1.67)	R$ (4.40)